Net Income per Share	6 Months Ended
Jun. 30, 2017
Net Income per Share
Net Income per Share

10. Net Income per Share

        Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share ("EPS"). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.

        The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Six Months Ended June 30,
	2016	2017
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$32,955	$120,479
Denominator:
Weighted average ordinary shares outstanding	212,903	219,281
Basic net income per share attributable to Weibo	$0.15	$0.55

Diluted net income per share calculation:
Numerator:
Net income attributable for calculating diluted net income per share	$32,955	$120,479
Denominator:
Weighted average ordinary shares outstanding	212,903	219,281
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	5,318	1,839
Unvested restricted share units	2,559	3,835
Shares used in computing diluted net income per share attributable to Weibo	220,780	224,955
Diluted net income per share attributable to Weibo	$0.15	$0.54